                                 Nationwide(R)
                             VA Separate Account-D





                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2000







                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220





                                   [PICTURE]


                              PRESIDENT'S MESSAGE


We are pleased to bring you the 2000 annual report of the Nationwide VA Separate Account-D.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.



                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                               February 16, 2001

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1100 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 10. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRASP)
         1,636 shares (cost $11,541)...................................................      $ 11,541
      W & R Target Funds, Inc. - Balanced Portfolio (WRBP)
         2,347 shares (cost $17,192)...................................................        17,192
      W & R Target Funds, Inc. - Bond Portfolio (WRBdP)
         239 shares (cost $1,250)......................................................         1,250
      W & R Target Funds, Inc. - Core Equity Portfolio (WRCEP)
         3,595 shares (cost $43,872)...................................................        43,872
      W & R Target Funds, Inc. - Growth Portfolio (WRGP)
         5,171 shares (cost $51,101)...................................................        51,101
      W & R Target Funds, Inc. - High Income Portfolio (WRHIP)
         2,535 shares (cost $8,498)....................................................         8,498
      W & R Target Funds, Inc. - International Portfolio (WRIP)
         1,025 shares (cost $8,056)....................................................         8,056
      W & R Target Funds, Inc. - Money Market Portfolio (WRMMP)
         31,268 shares (cost $31,268)..................................................        31,268
      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSTP)
         805 shares (cost $11,472).....................................................        11,472
      W & R Target Funds, Inc. - Small Cap Portfolio (WRSCP)
         5,344 shares (cost $43,467)...................................................        43,467
                                                                                              -------
            Total investments..........................................................       227,717
   Accounts receivable                                                                           -
                                                                                              -------
            Total assets...............................................................       227,717
ACCOUNTS PAYABLE ......................................................................
                                                                                              -------
CONTRACT OWNERS' EQUITY (NOTE 4).......................................................     $ 227,717
                                                                                              =======



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
FOR THE PERIOD DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000


                                                          Total           WRASP           WRBP            WRBdP           WRCEP
                                                      -------------   -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends...................            $            -               -               -               -               -
  Mortality and expense risk charges
    (note 2).............................                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity..............                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.                         -               -               -               -               -
  Cost of mutual fund shares sold........                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..                         -               -               -               -               -
  Change in unrealized gain (loss)
    on investments.......................                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................            $            -               -               -               -               -
                                                     ==============  ==============  ==============  ==============   =============

                                                         WRGP             WRHIP           WRIP
                                                     -------------   -------------    -------------
Investment activity:
  Reinvested dividends...................            $            -               -               -
  Mortality and expense risk charges
    (note 2).............................                         -               -               -
                                                     --------------  --------------  --------------
    Net investment activity..............                         -               -               -
                                                     --------------  --------------  --------------

  Proceeds from mutual funds shares sold.                         -               -               -
  Cost of mutual fund shares sold........                         -               -               -
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments..                         -               -               -
  Change in unrealized gain (loss)
    on investments.......................                         -               -               -
                                                     --------------  --------------  --------------
    Net gain (loss) on investments.......                         -               -               -
                                                     --------------  --------------  --------------
  Reinvested capital gains...............                         -               -               -
                                                     --------------  --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................            $            -               -               -
                                                     ==============  ==============  ==============


                                                         WRMMP           WRSTP           WRSCP
                                                     -------------   -------------   -------------
Investment activity:
  Reinvested dividends...................            $            -               -               -
  Mortality and expense risk charges
    (note 2).............................                         -               -               -
                                                     --------------  --------------  --------------
    Net investment activity..............                         -               -               -
                                                     --------------  --------------  --------------

  Proceeds from mutual funds shares sold.                         -               -               -
  Cost of mutual fund shares sold........                         -               -               -
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments..                         -               -               -
  Change in unrealized gain (loss)
    on investments.......................                         -               -               -
                                                     --------------  --------------  --------------
    Net gain (loss) on investments.......                         -               -               -
                                                     --------------  --------------  --------------
  Reinvested capital gains...............                         -               -               -
                                                     --------------  --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................            $            -               -               -
                                                     ==============  ==============  ==============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE PERIOD DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000


                                                     Total           WRASP           WRBP            WRBDP           WRCEP
                                                 -------------   -------------   -------------   -------------   -------------
Investment activity:
  Net investment income..................       $            -               -               -               -               -
  Realized gain (loss) on investments....                    -               -               -               -               -
  Change in unrealized gain (loss)
    on investments.......................                    -               -               -               -               -
  Reinvested capital gains...............                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------

Equity transactions:
  Purchase payments received from
    contract owners......................              227,717          11,541          17,192           1,250          43,872
  Transfers between funds................                    -               -               -               -               -
  Redemptions............................                    -               -               -               -               -
  Annuity benefits ......................                    -               -               -               -               -
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                    -               -               -               -               -
  Adjustments to maintain reserves.......                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
      Net equity transactions............              227,717          11,541          17,192           1,250          43,872
                                                --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity....              227,717          11,541          17,192           1,250          43,872
Contract owners' equity beginning
  of period..............................                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period....       $      227,717          11,541          17,192           1,250          43,872
                                                ==============  ==============  ==============  ==============   =============

CHANGES IN UNITS:
  Beginning units........................                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
  Units purchased........................               22,505           1,112           1,679             122           4,294
  Units redeemed.........................                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
  Ending units...........................               22,505           1,112           1,679             122           4,294
                                                ==============  ==============  ==============  ==============   =============


                                                     WRGP           WRHIP            WRIP
                                                --------------   -------------   -------------
Investment activity:
  Net investment income..................                    -               -               -
  Realized gain (loss) on investments....                    -               -               -
  Change in unrealized gain (loss)
    on investments.......................                    -               -               -
  Reinvested capital gains...............                    -               -               -
                                                --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................                    -               -               -
                                                --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................               51,101           8,498           8,056
  Transfers between funds................                    -               -               -
  Redemptions............................                    -               -               -
  Annuity benefits ......................                    -               -               -
  Annual contract maintenance charges
    (note 2).............................                    -               -               -
  Contingent deferred sales charges
    (note 2).............................                    -               -               -
  Adjustments to maintain reserves.......                    -               -               -
                                                --------------  --------------  --------------
      Net equity transactions............               51,101           8,498           8,056
                                                --------------  --------------  --------------

Net change in contract owners' equity....               51,101           8,498           8,056
Contract owners' equity beginning
  of period..............................                    -               -               -
                                                --------------  --------------  --------------
Contract owners' equity end of period....               51,101           8,498           8,056
                                                ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................                    -               -               -
                                                --------------  --------------  --------------
  Units purchased........................                5,049             844             794
  Units redeemed.........................                    -               -               -
                                                --------------  --------------  --------------
  Ending units...........................                5,049             844             794
                                                ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR THE PERIOD DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000


                                                    WRMMP           WRSTP           WRSCP
                                                -------------   -------------   -------------
Investment activity:
  Net investment income..................       $            -               -               -
  Realized gain (loss) on investments....                    -               -               -
  Change in unrealized gain (loss)
    on investments.......................                    -               -               -
  Reinvested capital gains...............                    -               -               -
                                                --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................                    -               -               -
                                                --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................               31,268          11,472          43,467
  Transfers between funds................                    -               -               -
  Redemptions............................                    -               -               -
  Annuity benefits ......................                    -               -               -
  Annual contract maintenance charges
    (note 2).............................                    -               -               -
  Contingent deferred sales charges
    (note 2).............................                    -               -               -
  Adjustments to maintain reserves.......                    -               -               -
                                                --------------  --------------  --------------
      Net equity transactions............               31,268          11,472          43,467
                                                --------------  --------------  --------------

Net change in contract owners' equity....               31,268          11,472          43,467
Contract owners' equity beginning
  of period..............................                    -               -               -
                                                --------------  --------------  --------------
Contract owners' equity end of period....       $       31,268          11,472          43,467
                                                ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................                    -               -               -
                                                --------------  --------------  --------------
  Units purchased........................                3,115           1,183           4,313
  Units redeemed.........................                    -               -               -
                                                --------------  --------------  --------------
  Ending units...........................                3,115           1,183           4,313
                                                ==============  ==============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        NATIONWIDE VA SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2000


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

             Portfolio of the Waddell and Reed: W & R Target Funds, Inc.
             (W & R TFI);
               W & R Target Funds, Inc. - Asset Strategy Portfolio (WRASP)
               W & R Target Funds, Inc. - Balanced Portfolio (WRASP)
               W & R Target Funds, Inc. - Bond Portfolio (WRBdP)
               W & R Target Funds, Inc. - Core Equity Portfolio (WRCEP)
               W & R Target Funds, Inc. - Growth Portfolio (WRGP)
               W & R Target Funds, Inc. - High Income Portfolio (WRHIP)
               W & R Target Funds, Inc. - International Portfolio (WRIP)
               W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
               W & R Target Funds, Inc. - Money Market Portfolio (WRMMP)
               W & R Target Funds, Inc. - Science & Technology Portfolio (WRSTP) W & R Target Funds, Inc. - Small Cap Portfolio (WRSCP)

         At December 31, 2000, contract owners have invested in all of the above funds, except for W & R Target Funds, Inc. - Limited-Term Bond Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. This charge ranges from an annual rate of 1.35% to a maximum of 2.05%, if all permissible rider options are utilized. The rider options include: (a) 7 year CDSC; (b) death benefit; (c) guaranteed minimum income benefit and (d) nursing home and long term care.

     No expenses were assessed during the period ended December 31, 2000 as all purchase payments received from contract owners were received on the last business day of 2000.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of December 31, 2000.


                                                  ASSET                    UNIT         CONTRACT                     TOTAL
                                                 CHARGE      UNITS      FAIR VALUE   OWNERS' EQUITY    EXPENSES*    RETURN*
                                                --------   --------     -----------  ---------------   ---------   --------
      Contracts in accumulation phase:
        W & R Target Funds, Inc. -
        Asset Strategy Portfolio:
          Non-tax qualified...................     1.35%    1,112       $ 10.378704      $ 11,541          -           -
        W & R Target Funds, Inc. - Balanced
        Portfolio:
          Non-tax qualified...................     1.35%    1,557         10.237361        15,940          -           -
          Non-tax qualified...................     1.80%      122         10.233790         1,249          -           -
        W & R Target Funds, Inc. - Bond
        Portfolio:
          Non-tax qualified...................     1.80%      122         10.221589         1,247          -           -
        W & R Target Funds, Inc. -
        Core Equity Portfolio:
          Non-tax qualified...................     1.35%    4,171         10.217829        42,619          -           -
          Non-tax qualified...................     1.80%      122         10.214270         1,246          -           -
        W & R Target Funds, Inc. - Growth
        Portfolio:
          Non-tax qualified...................     1.35%    4,975         10.120762        50,351          -           -
          Non-tax qualified...................     1.80%       74         10.117234           749          -           -
        W & R Target Funds, Inc. -
        High Income Portfolio:
          Non-tax qualified...................     1.35%      794         10.073496         7,998          -           -
          Non-tax qualified...................     1.80%       50         10.069972           503          -           -
        W & R Target Funds, Inc. -
        International Portfolio:
          Non-tax qualified...................     1.35%      794         10.146627         8,056          -           -
        W & R Target Funds, Inc. -
        Money Market Portfolio:
          Non-tax qualified...................     1.35%    3,115         10.038962        31,271          -           -
        W & R Target Funds, Inc. -
        Science and Technology Portfolio:
          Non-tax qualified...................     1.35%    1,183          9.700236        11,475          -           -
        W & R Target Funds, Inc. - Small Cap
        Portfolio:
          Non-tax qualified...................     1.35%    4,313         10.079320        43,472          -           -
                                                                          =========      --------
                                                                                         $227,717
                                                                                         ========


* No purchase payments were received in the Account prior to the last business day of the reporting period. Therefore, calculation and presentation of the ratio of Expenses to average net assets, and Total Return are not meaningful.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-D:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for the period December 29, 2000 (commencement of operations) through December 31, 2000, and the financial highlights for the period December 29, 2000 (commencement of operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for the period December 29, 2000 (commencement of operations) through December 31, 2000, and the financial highlights for the period December 29, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001


--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220



                                                                 --------------
                                                                    Bulk Rate
                                                                  U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                 --------------





Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company